Non-controlling interests (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information related to each of the Company and subsidiaries that have material non-controlling interests [line items]
Non-current assets	¥ 408,300,099	¥ 383,767,027
Current assets	92,471,124	66,137,631
Non-current liabilities	(180,814,909)	(144,240,369)
Current liabilities	(186,398,301)	(154,048,091)
Carrying amount of NCI	20,510,199	21,770,275	¥ 21,575,311
Revenue	204,605,083	169,446,338	174,009,401
Net (loss)/profit	(13,190,889)	2,610,563	1,108,205
Total comprehensive (loss)/income	(13,752,574)	1,639,525	1,679,092
(Loss)/ Profit allocated to NCI	(2,554,695)	232,712	341,860
Other comprehensive income/ (loss) allocated to NCI	(264,008)	(192,658)	(160,781)
Cash flow from operating activities	6,032,841	41,987,038	37,324,193
Cash flow from investment activities	(42,275,959)	(42,237,132)	(29,033,985)
Cash flow from financing activities	39,385,966	1,803,816	(11,328,183)
Net increase/ (decrease) in cash and cash equivalents	¥ 2,296,933	¥ 814,634	¥ (2,974,424)
Qinbei Power [member]
Disclosure of information related to each of the Company and subsidiaries that have material non-controlling interests [line items]
NCI percentage	40.00%	40.00%	40.00%
Non-current assets	¥ 7,660,162	¥ 8,218,373	¥ 9,086,939
Current assets	1,573,974	1,334,506	1,317,076
Non-current liabilities	(3,111,321)	(1,355,645)	(2,249,675)
Current liabilities	(3,823,898)	(5,026,519)	(4,905,399)
Net assets	2,298,917	3,170,715	3,248,941
Carrying amount of NCI	933,483	1,282,201	1,313,492
Revenue	4,497,186	4,472,279	4,787,221
Net (loss)/profit	(871,797)	(78,226)	30,270
Total comprehensive (loss)/income	(871,797)	(78,226)	30,270
(Loss)/ Profit allocated to NCI	(348,719)	(31,290)	12,108
Cash flow from operating activities	160,762	1,302,559	667,432
Cash flow from investment activities	(171,726)	(234,425)	(205,703)
Cash flow from financing activities	245,125	(1,029,306)	(613,468)
Net increase/ (decrease) in cash and cash equivalents	¥ 234,161	¥ 38,828	¥ (166,994)
Beijing Co-generation [member]
Disclosure of information related to each of the Company and subsidiaries that have material non-controlling interests [line items]
NCI percentage	59.00%	59.00%	59.00%
Non-current assets	¥ 5,686,700	¥ 5,849,233	¥ 6,264,852
Current assets	1,195,667	1,125,151	852,059
Non-current liabilities	(56,954)	(68,685)	(53,494)
Current liabilities	(1,006,493)	(1,232,536)	(1,257,150)
Net assets	5,818,920	5,673,163	5,806,267
Carrying amount of NCI	3,433,194	3,347,198	3,425,774
Revenue	5,908,637	5,607,020	5,579,382
Net (loss)/profit	616,965	505,190	705,311
Total comprehensive (loss)/income	616,965	505,190	705,311
(Loss)/ Profit allocated to NCI	364,009	298,062	416,133
Cash flow from operating activities	878,621	1,037,909	1,623,975
Cash flow from investment activities	(408,692)	(421,456)	(273,374)
Cash flow from financing activities	(487,176)	(704,705)	(1,329,614)
Net increase/ (decrease) in cash and cash equivalents	(17,247)	(88,252)	20,987
Dividends paid to NCI	¥ 278,013	¥ 376,787	¥ 625,886
Luohuang Power [member]
Disclosure of information related to each of the Company and subsidiaries that have material non-controlling interests [line items]
NCI percentage	40.00%	40.00%	40.00%
Non-current assets	¥ 3,088,192	¥ 3,316,087	¥ 3,649,432
Current assets	2,138,766	1,241,707	1,134,889
Non-current liabilities	(437,677)	(189,516)	(205,085)
Current liabilities	(2,175,136)	(1,872,962)	(2,061,440)
Net assets	2,614,145	2,495,316	2,517,796
Carrying amount of NCI	1,024,640	977,108	986,100
Revenue	4,004,278	2,703,231	2,833,807
Net (loss)/profit	193,829	77,521	64,093
Total comprehensive (loss)/income	193,829	77,521	64,093
(Loss)/ Profit allocated to NCI	77,532	31,008	25,637
Cash flow from operating activities	(241,500)	575,857	360,226
Cash flow from investment activities	25,936	(137,178)	(101,279)
Cash flow from financing activities	246,075	(403,026)	(247,546)
Net increase/ (decrease) in cash and cash equivalents	30,511	35,653	¥ 11,401
Dividends paid to NCI	¥ 30,000	¥ 40,000
Weihai Power [member]
Disclosure of information related to each of the Company and subsidiaries that have material non-controlling interests [line items]
NCI percentage	40.00%	40.00%	40.00%
Non-current assets	¥ 3,902,465	¥ 3,709,929	¥ 3,981,753
Current assets	1,184,868	637,757	629,370
Non-current liabilities	(277,371)	(119,088)	(34,495)
Current liabilities	(2,926,984)	(1,463,315)	(1,894,952)
Net assets	1,882,978	2,765,283	2,681,676
Carrying amount of NCI	753,191	1,106,113	1,072,670
Revenue	3,469,169	2,775,206	3,045,352
Net (loss)/profit	(632,680)	83,607	193,754
Total comprehensive (loss)/income	(632,680)	83,607	193,754
(Loss)/ Profit allocated to NCI	(253,072)	33,443	77,502
Cash flow from operating activities	(654,374)	608,917	273,607
Cash flow from investment activities	(339,557)	(61,691)	(95,699)
Cash flow from financing activities	959,606	(519,433)	(260,953)
Net increase/ (decrease) in cash and cash equivalents	(34,325)	¥ 27,793	(94,821)
Dividends paid to NCI	¥ 99,850		¥ 124,000
Jinling Power [member]
Disclosure of information related to each of the Company and subsidiaries that have material non-controlling interests [line items]
NCI percentage	40.00%	40.00%	40.00%
Non-current assets	¥ 3,908,144	¥ 4,088,251	¥ 4,432,195
Current assets	1,018,851	576,992	459,849
Non-current liabilities	(663,888)	(694,913)	(1,136,398)
Current liabilities	(2,542,203)	(1,627,035)	(1,489,022)
Net assets	1,720,904	2,343,295	2,266,624
Carrying amount of NCI	688,383	937,340	906,671
Revenue	3,727,938	3,168,617	3,099,014
Net (loss)/profit	(337,884)	315,837	265,457
Total comprehensive (loss)/income	(337,884)	315,837	265,457
(Loss)/ Profit allocated to NCI	(135,154)	126,335	106,183
Cash flow from operating activities	(246,035)	706,320	821,975
Cash flow from investment activities	(117,909)	(100,610)	(128,541)
Cash flow from financing activities	381,281	(645,027)	(792,266)
Net increase/ (decrease) in cash and cash equivalents	17,337	(39,317)	(98,832)
Dividends paid to NCI	¥ 113,803	¥ 95,666	¥ 130,566
Yueyang Power [member]
Disclosure of information related to each of the Company and subsidiaries that have material non-controlling interests [line items]
NCI percentage	45.00%	45.00%	45.00%
Non-current assets	¥ 4,106,929	¥ 4,074,135	¥ 4,320,232
Current assets	1,542,688	1,264,211	1,426,960
Non-current liabilities	(636,817)	(659,387)	(701,135)
Current liabilities	(3,305,250)	(2,112,026)	(2,368,204)
Net assets	1,707,550	2,566,933	2,677,853
Carrying amount of NCI	784,242	1,171,281	1,220,746
Revenue	4,653,947	3,591,193	4,005,328
Net (loss)/profit	(860,087)	294,258	453,869
Total comprehensive (loss)/income	(860,087)	294,258	453,869
(Loss)/ Profit allocated to NCI	(387,039)	132,416	204,241
Cash flow from operating activities	(1,346,417)	1,151,257	689,723
Cash flow from investment activities	(117,553)	13,049	(163,584)
Cash flow from financing activities	1,121,165	(714,838)	(503,852)
Net increase/ (decrease) in cash and cash equivalents	¥ (342,805)	449,468	22,287
Dividends paid to NCI		¥ 185,661	¥ 45,000
Shidongkou Power [member]
Disclosure of information related to each of the Company and subsidiaries that have material non-controlling interests [line items]
NCI percentage	50.00%	50.00%	50.00%
Non-current assets	¥ 2,735,098	¥ 2,978,015	¥ 3,255,810
Current assets	631,141	418,832	465,772
Non-current liabilities	(254,041)	(529,136)	(488,350)
Current liabilities	(1,687,220)	(1,069,893)	(1,563,894)
Net assets	1,424,978	1,797,818	1,669,338
Carrying amount of NCI	712,489	898,909	834,669
Revenue	2,697,730	2,178,367	2,055,168
Net (loss)/profit	(116,599)	355,890	216,595
Total comprehensive (loss)/income	(116,599)	355,890	216,595
(Loss)/ Profit allocated to NCI	(58,300)	177,945	108,298
Cash flow from operating activities	(68,346)	736,958	655,910
Cash flow from investment activities	(28,638)	(38,695)	(86,427)
Cash flow from financing activities	77,909	(719,372)	(582,452)
Net increase/ (decrease) in cash and cash equivalents	(19,075)	(21,109)	(12,969)
Dividends paid to NCI	¥ 128,120	¥ 113,705	¥ 65,000
Yangliuqing Co-generation [member]
Disclosure of information related to each of the Company and subsidiaries that have material non-controlling interests [line items]
NCI percentage	45.00%	45.00%	45.00%
Non-current assets	¥ 2,373,588	¥ 2,449,103	¥ 2,421,307
Current assets	756,266	610,494	721,617
Non-current liabilities	(480,591)	(197,615)	(378,478)
Current liabilities	(1,141,814)	(842,820)	(778,235)
Net assets	1,507,449	2,019,162	1,986,211
Carrying amount of NCI	677,457	907,727	892,899
Revenue	1,967,143	1,846,175	1,945,841
Net (loss)/profit	(511,712)	32,950	59,733
Total comprehensive (loss)/income	(511,712)	32,950	59,733
(Loss)/ Profit allocated to NCI	(230,270)	14,828	26,880
Cash flow from operating activities	(550,690)	329,025	171,531
Cash flow from investment activities	(100,600)	(80,191)	(16,465)
Cash flow from financing activities	633,699	(256,335)	(167,846)
Net increase/ (decrease) in cash and cash equivalents	¥ (17,591)	¥ (7,501)	(12,780)
Dividends paid to NCI			¥ 48,585
Shandong Power [member]
Disclosure of information related to each of the Company and subsidiaries that have material non-controlling interests [line items]
NCI percentage	20.00%	20.00%	20.00%
Non-current assets	¥ 57,642,724	¥ 52,936,475	¥ 57,881,917
Current assets	17,980,662	11,381,268	11,225,955
Non-current liabilities	(28,806,987)	(25,501,838)	(29,027,404)
Current liabilities	(37,586,347)	(26,380,853)	(23,441,038)
Net assets	9,230,052	12,435,052	16,639,430
Carrying amount of NCI	4,178,519	4,596,984	5,591,178
Revenue	31,721,970	26,904,777	28,274,364
Net (loss)/profit	(3,174,430)	(4,014,417)	(430,222)
Total comprehensive (loss)/income	(3,646,414)	(4,313,258)	(675,666)
(Loss)/ Profit allocated to NCI	(634,886)	(802,883)	(86,044)
Other comprehensive income/ (loss) allocated to NCI	(94,397)	(59,769)	(49,089)
Cash flow from operating activities	(1,252,827)	7,836,378	7,066,137
Cash flow from investment activities	(5,794,380)	(4,652,029)	(2,787,419)
Cash flow from financing activities	7,195,987	(3,179,760)	(2,673,351)
Net increase/ (decrease) in cash and cash equivalents	148,780	4,589	(414,221)
Dividends paid to NCI	107,686	101,296	84,156
Other individually immaterial subsidiaries
Disclosure of information related to each of the Company and subsidiaries that have material non-controlling interests [line items]
Carrying amount of NCI	7,324,601	6,545,414	5,331,112
(Loss)/ Profit allocated to NCI	(948,796)	252,848	(549,078)
Other comprehensive income/ (loss) allocated to NCI	¥ (169,611)	¥ (132,889)	¥ (111,692)